INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 5,426,406	$ 4,693,884	$ 4,764,034
Payable related to league tournaments rights		1,111,771	1,259,822
Waiver of payable related to league tournaments right	885,967	856,965
Payable related to league tournaments rights, current	801,748	732,236
Payable related to league tournaments rights, non-current	$ 783,871	$ 1,546,701